Earnings Per Share ("EPS") - Income and Share Data Used in Basic and Diluted EPS Computations (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2016 TWD ($) $ / shares shares
Basic earnings per share, amount after tax
Equity holders of the Company - Continuing operations, amount after tax	$ 1,325,824	$ 43,313	$ 981,929	$ 1,829,327
Equity holders of the Company - Discontinued operations, amount after tax			1,814,953	(122,105)
Equity holders of the Company, amount after tax	1,325,824		2,796,882	1,707,222
Predecessors' interests, amount after tax				(306,012)
Profit (loss) attributable to equity holders of the Company, amount after tax				1,401,210
Diluted earnings per share, amount after tax
Equity holders of the Company - Continuing operations, amount after tax	1,325,824	$ 43,313	981,929	1,829,327
Equity holders of the Company - Discontinued operations, amount after tax			1,814,953	(122,105)
Equity holders of the Company, amount after tax	$ 1,325,824		$ 2,796,882	1,707,222
Predecessors' interests, amount after tax				(306,012)
Profit (loss) attributable to equity holders of the Company, amount after tax				$ 1,401,210
Weighted-average number of ordinary shares outstanding | shares	802,725	802,725	846,686	859,644
Employees' compensations | shares	7,626	7,626	14,034	3,035
Restricted shares | shares	3,356	3,356	5,075	4,122
Weighted-average number of ordinary shares outstanding | shares	813,707	813,707	865,795	866,801
Ordinary shares [member]
Basic earnings per share, amount after tax
Diluted earnings per share | (per share)	$ 1.63	$ 0.05	$ 3.23	$ 1.97
Basic earnings per share
Equity holders of the Company - Continuing operations, earnings per share | (per share)	1.65	0.05	1.16	2.13
Equity holders of the Company - Discontinued operations, earnings per share | $ / shares			2.14	(0.14)
Equity holders of the Company - Earnings per share | (per share)	1.65	0.05	3.30	1.99
Predecessors' interests, earnings per share | $ / shares				(0.35)
Basic earnings per share | (per share)	1.65	0.05	3.30	1.64
Diluted earnings per share
Equity holders of the Company - Continuing operations, earnings per share | (per share)	1.63	0.05	1.13	2.11
Equity holders of the Company - Discontinued operations, earnings per share | $ / shares			2.10	(0.14)
Equity holders of the Company - Earnings per share | (per share)	1.63	0.05	3.23	1.97
Predecessors' interests, earnings per share | $ / shares				(0.35)
Diluted earnings per share | (per share)	$ 1.63	$ 0.05	$ 3.23	$ 1.62